Significant production and growth asset acquisitions (Tables)	12 Months Ended
Dec. 31, 2025
Significant production and growth asset acquisitions [Abstract]
Summary of assets acquired and liabilities assumed	The assets and liabilities acquired as at the date of acquisition inclusive of transaction costs are:

US$m
Cash and cash equivalents	24
Receivables	32
Other financial assets	6
Property, plant and equipment	1,367
Intangible assets	6
Lease assets	172
Other assets	62
Payables	(46)
Other financial liabilities	(56)
Provisions	(152)
Tax payable	(2)
Lease liabilities	(178)
Interest-bearing liabilities	(169)
Net assets acquired	1,066

Acquisition cost	US$m
Cash paid for shares	876
Loan facility	146
Payments for employee awards	32
Transaction costs	12
Total purchase consideration	1,066

Disclosure of detailed information about cash flows from asset acquisitions explanatory

Analysis of cash flows on acquisition	US$m
Cash payment	(1,066)
Cash and cash equivalents acquired	24
Net cash flow on acquisition	(1,042)